Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Trade Receivable [Abstract]
Schedule of Breakdown for Trade Receivables
The following table presents a breakdown for trade receivables.

	At December 31,
(€ thousands)	2025	2024
Trade receivables before loss allowance	250,139	263,380
Loss allowance	(23,052)	(14,590)
Total trade receivables	227,087	248,790
The following table presents a breakdown for the loss allowance relating to trade receivables.

	Loss allowance
(€ thousands)	2025	2024
At January 1,	(14,590)	(6,681)
Provisions	(12,720)	(11,174)
Utilizations	2,999	353
Releases	341	3,062
Exchange differences and other	918	(150)
At December 31,	(23,052)	(14,590)

Schedule of Trade Receivable by Geographic Area
The following table presents trade receivables by geographic area.

	At December 31,
(€ thousands)	2025	2024
EMEA (1)	97,064	97,619
of which Italy	60,898	58,460
Americas (2)	57,914	65,491
of which United States	43,309	50,294
Greater China Region	43,457	56,682
Rest of APAC (3)	28,652	28,998
Total trade receivables	227,087	248,790
______________________
(1)EMEA includes Europe, the Middle East and Africa.
(2)Americas includes the United States of America, Canada, Mexico, Brazil and other Central and South American countries.
(3)Rest of APAC includes Japan, South Korea, Singapore, Thailand, Malaysia, Vietnam, Indonesia, Philippines, Australia, New Zealand, India and other Southeast Asian countries.